Summary of revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	$ 2,051,016	$ 16,436
EasyDNA branded tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	2,044,152
geneType branded tests [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 6,864	$ 16,436